Schedule of investments

Delaware Global Listed Real Assets Fund
(formerly, Delaware REIT Fund) January 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 58.88%
Consumer Staples - 1.21%
Bunge	7,558	$396,266
Tyson Foods Class A	12,198	1,007,921
		1,404,187
Energy - 8.69%
Ardmore Shipping †	46,449	285,661
BP	101,668	612,052
Cheniere Energy †	20,395	1,208,200
Cimarex Energy	7,055	309,644
Concho Resources	6,669	505,377
Euronav	56,608	559,287
Navigator Holdings †	48,145	580,147
Noble Energy	26,430	522,521
Northern Oil and Gas †	129,243	214,543
Occidental Petroleum	20,954	832,293
Overseas Shipholding Group Class A †	102,486	182,425
Par Pacific Holdings †	9,280	186,714
Pembina Pipeline	34,588	1,324,558
Talos Energy †	13,382	293,601
TC Energy	24,455	1,341,015
TechnipFMC	28,974	478,361
Valero Energy	7,259	612,006
		10,048,405
Financials - 0.50%
Uranium Participation †	199,316	579,845
		579,845
Healthcare - 0.96%
Brookdale Senior Living †	169,200	1,115,028
		1,115,028
Industrials - 9.24%
Aena SME 144A #	6,884	1,274,093
ALEATICA	1,003,167	1,549,705
Arcosa	16,588	725,725
Atlantia	56,772	1,393,079
Atlas Arteria	231,441	1,246,411
Enav 144A #	213,050	1,376,349
GrafTech International	52,582	564,205
Sacyr	447,084	1,281,606
Transurban Group	121,852	1,270,158
		10,681,331
Information Technology - 0.14%
InterXion Holding †	1,795	156,219
		156,219

NQ-095 [1/20] 3/20 (1110358) 1

Schedule of investments

Delaware Global Listed Real Assets Fund
(formerly, Delaware REIT Fund) (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Materials - 7.71%
Acadian Timber	52,873	$656,018
Air Products & Chemicals	1,988	474,555
Alcoa †	34,296	478,429
Barrick Gold	52,636	974,844
Compass Minerals International	17,548	1,015,854
FMC	5,227	499,649
Hudbay Minerals	249,846	767,027
Louisiana-Pacific	14,197	435,564
Mercer International	37,740	415,517
Newmont	28,064	1,264,564
Nutrien	20,453	873,139
West Fraser Timber	17,904	717,296
Westlake Chemical	5,709	349,391
		8,921,847
Real Estate Operating Companies/Developer - 0.33%
Mitsubishi Estate	12,000	235,014
Mitsui Fudosan	5,700	150,967
		385,981
REIT Diversified - 1.47%
Charter Hall Group	23,589	201,272
Fastighets Balder Class B †	2,992	141,943
Inmobiliaria Colonial Socimi	21,603	289,472
Mapletree Commercial Trust	111,100	190,796
United Urban Investment	41	73,520
Weyerhaeuser	27,932	808,631
		1,705,634
REIT Healthcare - 1.80%
Alexandria Real Estate Equities	2,672	436,070
Assura	220,306	226,331
Healthpeak Properties	14,930	537,331
Welltower	10,345	878,394
		2,078,126
REIT Hotel - 0.12%
Host Hotels & Resorts	8,304	135,687
		135,687
REIT Industrial - 2.61%
Americold Realty Trust	6,881	237,188
GLP J-Reit	138	185,365
Goodman Group	36,573	362,069
Liberty Property Trust	6,400	400,960
Prologis	14,452	1,342,302

2 NQ-095 [1/20] 3/20 (1110358)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
REIT Industrial (continued)
Rexford Industrial Realty	10,227	$492,839
		3,020,723
REIT Information Technology - 1.26%
American Tower	684	158,510
Equinix	1,742	1,027,310
QTS Realty Trust Class A	4,703	267,507
		1,453,327
REIT Mall - 0.33%
Simon Property Group	2,841	378,279
		378,279
REIT Manufactured Housing - 1.03%
Equity LifeStyle Properties	5,109	371,680
Sun Communities	5,057	820,094
		1,191,774
REIT Multifamily - 3.67%
Apartment Investment & Management Class A	4,279	225,546
AvalonBay Communities	2,391	518,106
Bluerock Residential Growth REIT	26,105	301,252
Boardwalk Real Estate Investment Trust	8,986	320,628
Camden Property Trust	4,635	521,113
Equity Residential	7,109	590,616
Essex Property Trust	1,498	464,020
Japan Rental Housing Investments	254	252,465
Kojamo	9,726	178,842
UDR	11,661	558,678
UNITE Group	18,371	308,463
		4,239,729
REIT Office - 0.94%
Boston Properties	1,349	193,379
Daiwa Office Investment	23	184,331
Dexus	23,421	197,630
Kilroy Realty	6,135	506,567
		1,081,907
REIT Retail - 0.20%
Link REIT	22,500	227,532
		227,532
REIT Self-Storage - 0.39%
Extra Space Storage	3,090	342,001
Public Storage	486	108,747
		450,748

NQ-095 [1/20] 3/20 (1110358) 3

Schedule of investments

Delaware Global Listed Real Assets Fund
(formerly, Delaware REIT Fund) (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center - 0.46%
Brixmor Property Group	6,274	$125,229
Regency Centers	3,506	217,512
SITE Centers	15,072	191,565
		534,306
REIT Single Tenant - 0.87%
National Retail Properties	3,478	194,768
Spirit Realty Capital	5,045	266,275
STORE Capital	13,904	545,732
		1,006,775
REIT Specialty - 0.61%
Invitation Homes	22,524	708,830
		708,830
Utilities - 14.34%
APA Group	161,011	1,208,969
Cia de Saneamento do Parana	26,212	616,832
Hydro One 144A #	68,810	1,398,662
Infraestructura Energetica Nova	270,907	1,273,136
Italgas	203,366	1,351,823
National Grid	108,065	1,435,825
Northland Power	61,381	1,381,699
Severn Trent	38,023	1,294,900
Snam	255,224	1,367,915
Spark Infrastructure Group	892,370	1,306,254
Terna Rete Elettrica Nazionale	197,785	1,379,806
Transmissora Alianca de Energia Eletrica	169,257	1,225,183
United Utilities Group	100,705	1,347,505
		16,588,509
Total Common Stock (cost $64,899,265)		68,094,729

	Principal amount°
Corporate Bonds – 15.20%
Basic Industry - 2.58%
Chemours 7.00% 5/15/25	350,000	335,680
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	192,370
Freeport-McMoRan 5.45% 3/15/43	380,000	388,588
Hudbay Minerals 144A 7.625% 1/15/25 #	320,000	326,267
IAMGOLD 144A 7.00% 4/15/25 #	120,000	123,950
Novelis 144A 5.875% 9/30/26 #	120,000	127,479
Olin 5.625% 8/1/29	330,000	348,761
Steel Dynamics 5.00% 12/15/26	485,000	519,524

4 NQ-095 [1/20] 3/20 (1110358)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Univar Solutions USA 144A 5.125% 12/1/27 #	600,000	$623,610
		2,986,229
Capital Goods - 1.37%
Advanced Disposal Services 144A 5.625% 11/15/24 #	160,000	167,105
Boise Cascade 144A 5.625% 9/1/24 #	330,000	343,337
Clean Harbors 144A 5.125% 7/15/29 #	310,000	331,033
Covanta Holding 6.00% 1/1/27	120,000	125,142
GFL Environmental
144A 5.125% 12/15/26 #	250,000	258,087
144A 5.375% 3/1/23 #	85,000	87,019
Sealed Air 144A 4.00% 12/1/27 #	275,000	277,063
		1,588,786
Communications - 4.82%
CCO Holdings 144A 5.375% 6/1/29 #	640,000	685,216
CenturyLink
144A 4.00% 2/15/27 #	140,000	140,990
144A 5.125% 12/15/26 #	205,000	210,636
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	260,000	283,617
CSC Holdings
144A 5.75% 1/15/30 #	365,000	392,838
6.75% 11/15/21	120,000	129,420
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	80,000	84,250
Frontier Communications 144A 8.00% 4/1/27 #	80,000	83,652
Gray Television 144A 7.00% 5/15/27 #	260,000	283,569
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	216,000	228,828
Level 3 Financing 144A 3.875% 11/15/29 #	453,000	472,316
Nexstar Broadcasting 144A 5.625% 7/15/27 #	338,000	356,810
Outfront Media Capital 144A 4.625% 3/15/30 #	750,000	773,887
Radiate Holdco 144A 6.625% 2/15/25 #	130,000	131,679
Sirius XM Radio 144A 5.50% 7/1/29 #	545,000	587,510
Sprint Capital 8.75% 3/15/32	100,000	110,935
T-Mobile USA 4.75% 2/1/28	170,000	181,152
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	210,870
Zayo Group 6.375% 5/15/25	225,000	230,419
		5,578,594
Consumer Cyclical - 0.93%
Hilton Domestic Operating 4.875% 1/15/30	120,000	127,179
Lennar 5.00% 6/15/27	160,000	177,656
MGM Growth Properties Operating Partnership 5.75%
2/1/27	531,000	591,401
Murphy Oil USA 5.625% 5/1/27	160,000	172,456
		1,068,692

NQ-095 [1/20] 3/20 (1110358) 5

Schedule of investments

Delaware Global Listed Real Assets Fund
(formerly, Delaware REIT Fund) (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical - 1.43%
HAT Holdings I 144A 5.25% 7/15/24 #	160,000	$168,334
HCA
5.375% 2/1/25	120,000	134,362
5.875% 2/1/29	350,000	413,473
JBS USA 144A 5.50% 1/15/30 #	250,000	270,463
Pilgrim’s Pride 144A 5.75% 3/15/25 #	160,000	164,734
Tenet Healthcare
5.125% 5/1/25	90,000	91,800
6.875% 11/15/31	230,000	238,130
8.125% 4/1/22	160,000	175,091
		1,656,387
Energy - 3.27%
AmeriGas Partners 5.875% 8/20/26	185,000	202,825
Cheniere Corpus Christi Holdings 7.00% 6/30/24	295,000	342,228
Cheniere Energy Partners
144A 4.50% 10/1/29 #	100,000	101,935
5.25% 10/1/25	330,000	340,722
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	170,000	171,500
DCP Midstream Operating 5.125% 5/15/29	330,000	348,760
Genesis Energy 6.50% 10/1/25	270,000	265,272
Murphy Oil
5.875% 12/1/27	350,000	359,187
5.875% 12/1/42	200,000	187,687
6.875% 8/15/24	160,000	167,134
Oasis Petroleum 6.875% 3/15/22	70,000	67,375
PBF Holding 144A 6.00% 2/15/28 #	135,000	138,389
Southwestern Energy 7.75% 10/1/27	360,000	299,709
Summit Midstream Holdings 5.75% 4/15/25	100,000	77,209
Targa Resources Partners
5.375% 2/1/27	170,000	176,689
5.875% 4/15/26	304,000	321,290
WPX Energy 5.25% 10/15/27	205,000	214,604
		3,782,515
Technology - 0.28%
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	313,000	326,411
		326,411
Utilities - 0.52%
TerraForm Power Operating 144A 4.75% 1/15/30 #	210,000	221,687
Vistra Operations
144A 5.00% 7/31/27 #	120,000	123,378

6 NQ-095 [1/20] 3/20 (1110358)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 5.50% 9/1/26 #	120,000	$125,079
144A 5.625% 2/15/27 #	120,000	125,022
		595,166
Total Corporate Bonds (cost $17,308,449)		17,582,780

Non-Agency Commercial Mortgage-Backed Securities – 3.66%
BANK
Series 2017-BNK8 C 4.208% 11/15/50 •	750,000	808,961
Citigroup Commercial Mortgage Trust
Series 2019-C7 A4 3.102% 12/15/72	750,000	803,546
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	730,000	788,127
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 C 4.048% 3/15/50 •	1,000,000	1,054,916
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	740,000	779,350
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,156,066)		4,234,900

Loan Agreements – 4.75%
Blackstone CQP Holdco 5.408% (LIBOR03M + 3.50%)
9/30/24 •	174,125	174,424
Buckeye Partners 4.531% (LIBOR01M + 2.75%) 11/1/26 •	150,000	151,703
Calpine
4.20% (LIBOR03M + 2.25%) 4/5/26 •	326,361	328,238
4.20% (LIBOR03M + 2.25%) 1/15/24 •	126,836	127,431
Calpine Construction Finance Tranche B 3.645%
(LIBOR01M + 2.00%) 1/15/25 •	126,853	127,262
CenturyLink Tranche B 0.00% 3/15/27 X	450,000	450,000
Charter Communications Operating Tranche B2 3.40%
(LIBOR01M + 1.75%) 2/1/27 •	349,125	351,016
Chesapeake Energy Tranche A 9.928% (LIBOR03M +
8.00%) 6/24/24 •	115,000	115,144
Clear Channel Outdoor Holdings Tranche B 5.145%
(LIBOR01M + 3.50%) 8/21/26 •	169,575	170,564
CSC Holdings 3.926% (LIBOR03M + 2.25%) 7/17/25 •	253,696	254,805
Delek US Holdings 3.895% (LIBOR01M + 2.25%)
3/31/25 •	101,857	101,761
DTZ US Borrower 5.049% (LIBOR01M + 3.25%) 8/21/25 •	84,572	85,032
Edgewater Generation 5.395% (LIBOR01M + 3.75%)
12/15/25 •	84,573	83,269
Frontier Communications Tranche B1 5.40% (LIBOR01M +
3.75%) 6/17/24 •	299,016	302,103

NQ-095 [1/20] 3/20 (1110358) 7

Schedule of investments

Delaware Global Listed Real Assets Fund
(formerly, Delaware REIT Fund) (Unaudited)

		Principal amount°	Value (US $)
Loan Agreements (continued)
Granite Generation 5.44% (LIBOR03M + 3.75%) 11/9/26 •		69,000	$69,173
HCA Tranche B-12 3.395% (LIBOR01M + 1.75%)
3/13/25 •		349,125	351,525
HCA Tranche B13 3.395% (LIBOR01M + 1.75%) 3/18/26 •		169,146	170,309
iHeartCommunications 5.781% (LIBOR01M + 4.00%)
5/1/26 •		104,380	104,793
iHeartCommunications Tranche B 0.00% 5/1/26 X		104,000	104,498
Lamar Media Tranche B 5.50% (LIBOR03M + 0.75%)
3/14/25 •		169,139	169,421
LCPR Loan Financing 6.676% (LIBOR03M + 5.00%)
10/15/26 •		100,000	101,500
Sprint Communications
4.188% (LIBOR01M + 2.50%) 2/2/24 •		428,247	423,028
4.688% (LIBOR01M + 3.00%) 2/2/24 •		428,278	422,924
Summit Midstream Partners Holdings 7.645% (LIBOR01M
+ 6.00%) 5/13/22 •		79,350	74,539
Telenet Financing USD Tranche AR 0.00% 4/24/28 X		255,000	254,499
UGI Energy Services 5.395% (LIBOR01M + 3.75%)
8/7/26 •		169,150	169,890
USIC Holdings Tranche B 4.895% (LIBOR01M + 3.25%)
12/8/23 •		84,579	84,473
Vistra Operations 3.40% (LIBOR01M + 1.75%) 12/31/25 •		170,000	170,903
Total Loan Agreements (cost $5,487,686)			5,494,227

Sovereign Bonds – 8.20%Δ
Australia - 0.21%
Australia Government Bonds
0.75% 11/21/27	AUD	299,657	229,978
2.50% 9/20/30	AUD	14,581	15,562
			245,540
Canada - 0.45%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	292,555	326,055
4.25% 12/1/26	CAD	203,751	199,280
			525,335
France - 1.00%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	212,266	252,205
0.10% 3/1/28	EUR	438,365	538,652
144A 1.80% 7/25/40 #	EUR	98,221	177,145
3.15% 7/25/32	EUR	106,033	186,597
			1,154,599

8 NQ-095 [1/20] 3/20 (1110358)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Germany - 0.49%
Deutsche Bundesrepublik Inflation Linked Bond
0.10% 4/15/26	EUR	462,715	$565,436
			565,436
Italy - 1.24%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	619,928	701,833
144A 2.55% 9/15/41 #	EUR	64,771	99,809
144A 3.10% 9/15/26 #	EUR	460,301	626,135
			1,427,777
Japan - 0.44%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	53,387,960	505,475
			505,475
Spain - 0.34%
Spain Government Inflation Linked Bond 0.15% 11/30/23	EUR	335,862	392,442
			392,442
United Kingdom - 4.03%
United Kingdom Gilt Inflation Linked
0.125% 3/22/29	GBP	163,015	275,320
0.125% 3/22/44	GBP	225,671	502,126
0.125% 3/22/46	GBP	228,024	523,390
0.125% 3/22/58	GBP	114,859	321,094
0.125% 3/22/68	GBP	181,802	615,471
0.25% 3/22/52	GBP	117,819	309,006
0.625% 3/22/40	GBP	252,666	569,567
1.125% 11/22/37	GBP	79,137	183,362
1.25% 11/22/32	GBP	302,885	626,593
1.875% 11/22/22	GBP	495,240	737,789
			4,663,718
Total Sovereign Bonds (cost $9,209,453)			9,480,322

US Treasury Obligations – 4.62%
US Treasury Inflation Indexed Bonds
1.00% 2/15/49		400,683	483,977
1.375% 2/15/44		345,433	435,094
2.125% 2/15/40		151,131	208,916
US Treasury Inflation Indexed Notes
0.25% 7/15/29		1,308,195	1,361,044
0.50% 1/15/28		343,374	361,165
0.625% 4/15/23		1,288,150	1,317,216
0.625% 1/15/26		1,123,712	1,178,416
Total US Treasury Obligations (cost $5,187,357)			5,345,828

NQ-095 [1/20] 3/20 (1110358) 9

Schedule of investments

Delaware Global Listed Real Assets Fund
(formerly, Delaware REIT Fund) (Unaudited)

	Number of contracts	Value (US $)
Options Purchased – 0.00%
Futures Put Option - 0.00%
US Treasury 10 yr Note strike price $129.50, expiration
date 02/21/20, notional amount $194,250,000	15	$938
Total Options Purchased (cost $4,257)		938
	Number of shares
Exchange-Traded Fund – 1.87%
SPDR Gold MiniShares Trust†	136,893	2,167,016
Total Exchange-Traded Fund (cost $2,000,349)		2,167,016

Limited Partnership – 1.62%
Green Plains Partners	15,608	222,258
Magellan Midstream Partners	20,296	1,245,768
Westlake Chemical Partners	18,066	408,653
Total Limited Partnership (cost $1,910,059)		1,876,679

Short-Term Investments – 0.69%
Money Market Mutual Funds - 0.69%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	157,934	157,934
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	157,934	157,934
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.46%)	157,934	157,934
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	157,934	157,934
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.44%)	157,934	157,934
Total Short-Term Investments (cost $789,670)		789,670
Total Value of Securities – 99.49%
(cost $110,952,611)		115,067,089
Receivables and Other Assets Net of Liabilities – 0.51%		589,591
Net Assets Applicable to 9,044,612 Shares Outstanding – 100.00%		$115,656,680

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Jan. 31, 2020, the aggregate value of Rule 144A securities was $14,673,113, which represents
12.69% of the Fund’s net assets.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

† Non-income producing security.

10 NQ-095 [1/20] 3/20 (1110358)

(Unaudited)

• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after Jan. 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

The following foreign currency exchange contracts and futures contracts were outstanding at Jan. 31, 2020:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive	(Deliver)	In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	(778,036)	USD	523,512	2/3/20	$2,671	$—
BNYM	AUD	(715,537)	USD	478,961	2/4/20	—	(48)
BNYM	EUR	579,763	USD	(639,740)	2/3/20	3,363	—
BNYM	EUR	759,222	USD	(840,723)	2/4/20	1,495	—
BNYM	GBP	(14,300)	USD	18,851	2/3/20	—	(33)
BNYM	JPY	3,898,266	USD	(35,979)	2/4/20	6	—
BNYM	SGD	(154,973)	USD	113,427	2/4/20	—	(138)
JPMCB	AUD	(342,318)	USD	238,409	3/6/20	9,118	—
JPMCB	CAD	(678,708)	USD	522,287	3/6/20	9,458	—
JPMCB	EUR	(3,130,449)	USD	3,507,918	3/6/20	28,750	—
JPMCB	GBP	(3,574,498)	USD	4,682,849	3/6/20	—	(41,616)
JPMCB	JPY	(54,710,708)	USD	507,973	3/6/20	2,126	—
Total Foreign Currency Exchange Contracts						$56,987	$(41,835)

NQ-095 [1/20] 3/20 (1110358) 11

Schedule of investments

Delaware Global Listed Real Assets Fund
(formerly, Delaware REIT Fund) (Unaudited)

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to	Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(2)	Euro-BTP	$(328,345)	$(316,519)	3/6/20	$—	$(11,826)	$(194)
2	Euro-Bund	388,256	380,785	3/6/20	7,471	—	1,076
	Long 10 yr
(1)	Gilt	(178,188)	(176,153)	3/27/20	—	(2,035)	(292)
Total Futures Contracts			$(111,887)		$7,471	$(13,861)	$590

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amount presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) and variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
BTP – Buoni del Tesoro Poliennali
CAD – Canadian Dollar
CPI – Consumer Price Index
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPMCB – JPMorgan Chase Bank, National Association
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
SPDR – Standard & Poor’s Depositary Receipts
USD – US Dollar
yr – Year

12 NQ-095 [1/20] 3/20 (1110358)